Unaudited Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Total	Additional Paid-in Capital	Accumulated Deficit	Class B Ordinary shares
Balance (in Shares) at Dec. 17, 2020	[1]				0
Class B ordinary shares issued to Sponsor		$ 24,856	$ 24,137		$ 719
Class B ordinary shares issued to Sponsor (Shares)	[1]				7,187,500
Net income (loss)		(7,948)		$ (7,948)
Balance at Dec. 31, 2020		16,908	24,137	(7,948)	$ 719
Balance (in Shares) at Dec. 31, 2020	[1]				7,187,500
Class B ordinary shares issued to Sponsor		144			$ 144
Class B ordinary shares issued to Sponsor (Shares)					1,437,500
Remeasurement of Class A ordinary shares subject to possible redemption		(33,704,720)	(24,137)	(33,680,583)
Net income (loss)		(4,901,560)		(4,901,560)
Balance at Mar. 31, 2021		(38,589,228)	0	(38,590,091)	$ 863
Balance (in Shares) at Mar. 31, 2021					8,625,000
Balance at Dec. 31, 2020		16,908	24,137	(7,948)	$ 719
Balance (in Shares) at Dec. 31, 2020	[1]				7,187,500
Class B ordinary shares issued to Sponsor		144			$ 144
Class B ordinary shares issued to Sponsor (Shares)	[1]				1,437,500
Accretion of ordinary shares subject to possible redemption		(33,710,736)	(24,137)	(33,686,599)
Net income (loss)		(1,035,380)		(1,035,380)
Balance at Dec. 31, 2021		(34,729,064)	0	(34,729,927)	$ 863
Balance (in Shares) at Dec. 31, 2021	[1]				8,625,000
Balance at Mar. 31, 2021		(38,589,228)	0	(38,590,091)	$ 863
Balance (in Shares) at Mar. 31, 2021					8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption		(12,426)		(12,426)
Net income (loss)		9,245,674		9,245,674
Balance at Jun. 30, 2021		(29,355,980)	0	(29,356,843)	$ 863
Balance (in Shares) at Jun. 30, 2021					8,625,000
Balance at Dec. 31, 2021		(34,729,064)	0	(34,729,927)	$ 863
Balance (in Shares) at Dec. 31, 2021	[1]				8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption		(119,996)		(119,996)
Net income (loss)		9,920,886		9,920,886
Balance at Mar. 31, 2022		(24,928,174)	0	(24,929,037)	$ 863
Balance (in Shares) at Mar. 31, 2022					8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption		(414,378)		(414,378)
Net income (loss)		(259,121)		(259,121)
Balance at Jun. 30, 2022		$ (25,601,673)	$ 0	$ (25,602,536)	$ 863
Balance (in Shares) at Jun. 30, 2022					8,625,000

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.